Share buy-back plans (Details)		12 Months Ended					60 Months Ended
	May 01, 2012 programme	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Feb. 19, 2016 shares	Feb. 26, 2015 shares	Apr. 28, 2014 shares	Apr. 01, 2014 shares
Class of Stock [Line Items]
Number of programs authorized | programme	2
Period in force	12 months
2014 Common Share Buy-Back Programme
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)											1,500,000.0
2015 Common Share Buy-Back Programme
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)									800,000.0
2016 Common Share Buy-Back Programme
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)								800,000.0
Common Share Buy-Back Programme
Class of Stock [Line Items]
Acquired number of shares (in shares)		97,053	250,371	856,734	403,848	726,005	2,334,011
Average cost per share (in dollars per share) | $ / shares		$ 16.36	$ 19.42	$ 19.86	$ 13.89	$ 12.40	$ 16.31
Total cost | $		$ 1,588,189	$ 4,862,248	$ 17,018,412	$ 5,610,907	$ 8,999,061	$ 38,078,817
2014 Preference Share Buy-Back Programme
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)										26,000
2015 Preference Share Buy-Back Programme
Class of Stock [Line Items]
Number of shares authorized to be repurchased (up to) (in shares)									5,000
Preference Share Buy-Back Programme
Class of Stock [Line Items]
Period in force	12 months
Acquired number of shares (in shares)		0	183	560	11,972	4,422	17,137
Average cost per share (in dollars per share) | $ / shares		$ 0.00	$ 1,151.55	$ 1,172.26	$ 1,230.26	$ 1,218.40	$ 1,224.46
Total cost | $		$ 0	$ 210,734	$ 656,465	$ 14,728,624	$ 5,387,777	$ 20,983,600